Vessel Operating Costs	12 Months Ended
Dec. 31, 2021
Vessel Operating Costs
Vessel Operating Costs

12. Vessel Operating Costs

An analysis of vessel operating costs is as follows:

	For the year ended
	December 31,
	2019	2020	2021
Crew costs	36,944	36,881	38,768
Technical maintenance expenses	20,987	21,295	19,342
Other operating expenses	18,811	16,622	17,223
Total	76,742	74,798	75,333